CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2012
CONVERTIBLE BONDS [Abstract]
CONVERTIBLE BONDS
NOTE 11:-        CONVERTIBLE BONDS

In November 2006, the Company raised $3,156.5 through the issuance of Units consisting of Convertible Bonds and Warrants. Units valued at $2,500 were issued to Brevan Howard Master Fund Limited ("BH"), and Units valued at $656.5 were issued to Special Situation Funds ("SSF"), based on the participation rights provided in a private placement during 2005, which were existing shareholders of the Company. According to their original terms, the Convertible Bonds mature three years from the date of issuance and bear interest at an annual rate of 8% (which was updated as described below). Any withholding and other taxes payable with respect to the interest will be grossed up and paid by the Company (approximately 3% of the principal of the bonds), payment of interest will be net of any tax. The investors were also granted warrants entitling them to acquire a total of 134,154 ordinary shares at an original exercise price of $5 per share during the next five years (see amendments below).

In November 2007, due to a breach of certain conditions of the convertible bonds, the investors had the right to accelerate the repayment of the principal amount of the bonds with all the interest payable until the maturity date of the bonds. However, the Company signed an amendment to the agreement with the investors under which the Company was required to pay to one of the investors the abovementioned interest amount ($276) (with any withholding and other taxes payable with respect to the interest (approximately 3% of the principal of the bonds)) and in respect of the other investors, the Company changed the conversion ratio of the bonds to $4.25. In consideration, the investors waived their right to accelerate the repayment of the bonds. The Company accounted for this amendment as a modification of the bonds.

In November 2007, June 2008, August 12, 2009, following a breach of the original and the amended terms of the convertible bonds, the Company and the investor agreed to waive compliance and amend certain provisions of the Bond to, among other things, (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward, , (ii) make monthly payments of $41 against the total amount due under the Bond over an eight (8) year period, and (iii) increase the number of warrants granted to 159,375 and amend their exercise price to $0.40 per share . The modification was determined to be a debt extinguishment.

On November 9, 2009, the Company entered into an Amendment Agreement (the "Amendment Agreement") with SSF, the other investor (with a principal amount of $624), pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company, the Company and SSF agreed to waive compliance and amend certain provisions of the Bond to, among other things, (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward, (ii) make monthly payments of $10 against the total amount due under the Bond over an eight (8) year period, (iii) reducing the exercise price of the bond and the warrants to $3 and $0.40, respectively and, (iv) increase the number of warrants granted to 31,238.

On August 24, 2010, BH entered into an Absolute Assignment and Transfer of Bond and Warrant ("Assignment") with Sigma Wave Ltd. ("Sigma"), an Israeli company and a Controlling shareholder of the Company. Pursuant to the Assignment, BH absolutely transfers, assigns and makes over unto Sigma all of its rights, title, obligations and interest in the Convertible Bonds and warrants accruing or growing due and outstanding as at the Closing Date (which later was determined as September 16, 2010) to BH,

On November 8, 2011, SSF sold, assigned and transferred to Mr. Eliyahu Trabelsi all of their rights under the Convertible Bonds and warrants.

The Assignments had no impact on the Company's assets or liabilities or its financial results.

 As of December 31, 2010, the Company was in compliance with the covenants under the amended Convertible Bonds agreements with respect to bonds held by SSF.

During the year 2011, Sigma and Mr. Eliyahu Trabelsi had accepted the Company's debt arrangement proposal for an amount of $3,047 debt under the Convertible Bonds in accordance with the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company allotted to Sigma and Mr Trabelsi a total of 13,538,444 ordinary shares of the Company and recorded an amount of $2006 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($3,047) and the fair value of the ordinary shares granted ($222), which was credited directly to share capital ($74) and additional paid-in capital ($148), and the fair value of the ordinary shares that the Company was committed to issue ($819). In addition an amount of $819 was credited directly to equity as "amount of liability extinguished on account of shares"

The actual allotment of 9,094,400 ordinary shares to a trustee of Sigma and to Mr. Eliyahu Trabelsi was completed in April, 2012 (see Note 11).

During 2012, Sigma Wave Ltd ("Sigma") and Mr. Eliyahu trabelsi, convertible bond holders, had accepted the Company's debt arrangement proposal for a total amount of $3592 its outstanding debt. The Company allotted to Sigma and Mr. Eliyahu Trabelsi a total of 14,585,155 ordinary shares of the Company). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $2,230 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liability extinguished ($3,592) and the fair value of the ordinary shares granted ($1,367), which was credited directly to share capital ($221) and additional paid-in capital ($1,146).